OPERATING LEASE - Summary Of Maturities Of Lease Liabilities (Details) - CNY (¥) ¥ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Jan. 01, 2019
OPERATING LEASE
Succeeding period in 2022	¥ 38,417	¥ 80,485
2023	146,455	124,876
2024	78,142	64,381
2025	46,149	38,268
2026	25,451	25,451
2027	1,834	1,834
Total undiscounted lease payments	336,448	335,295
Less: imputed interest	(22,135)	(22,852)
Total operating lease liabilities	¥ 314,313	¥ 312,443	¥ 310,896	¥ 50,089